Vanguard® U.S. Minimum Volatility ETF
Schedule of Investments (unaudited)
As of August 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Consumer Discretionary (10.3%)
	Costco Wholesale Corp.	7,200	6,796
	Ross Stores Inc.	24,950	5,702
	TJX Cos. Inc.	35,232	4,718
*	Atlanta Braves Holdings Inc. Class C	94,946	4,707
	Hilton Worldwide Holdings Inc.	11,879	3,757
	News Corp. Class A	105,187	3,230
	Walmart Inc.	26,647	2,794
*	O'Reilly Automotive Inc.	29,078	2,582
	Fox Corp. Class B	38,693	2,330
	New York Times Co. Class A	23,986	1,614
*	Atlanta Braves Holdings Inc. Class A	28,703	1,579
	eBay Inc.	15,144	1,568
	Walt Disney Co.	10,601	1,140
	Rollins Inc.	27,002	974
	TKO Group Holdings Inc.	4,753	868
	McDonald's Corp.	2,172	572
*	Ollie's Bargain Outlet Holdings Inc.	7,047	532
	Carriage Services Inc.	9,468	319
*,1	XMAX Inc.	30,776	276
	News Corp. Class B	7,086	244
*	Amazon.com Inc.	925	240
	Dillard's Inc. Class A	340	213
	Service Corp. International	1,772	145
*	Laureate Education Inc.	1,916	72
*	Knowles Corp.	1,696	58
			47,030
Consumer Staples (8.6%)
	Coca-Cola Co.	76,549	6,788
	Cardinal Health Inc.	25,340	5,945
*	Monster Beverage Corp.	110,160	5,058
	Ingredion Inc.	42,267	4,373
	Altria Group Inc.	53,223	3,645
	Church & Dwight Co. Inc.	35,969	3,589
	Procter & Gamble Co.	24,680	3,581
	McKesson Corp.	3,088	2,734
	Del Monte Corp.	48,003	1,521
	Cencora Inc.	3,466	1,122
	Universal Corp.	5,959	271
	Mondelez International Inc. Class A	3,968	246
	Tootsie Roll Industries Inc.	3,771	154
			39,027
Energy (6.7%)
	Chevron Corp.	35,572	7,333
	ExxonMobil Holdings Corp.	44,925	7,231
	EOG Resources Inc.	29,208	4,234
	Cheniere Energy Inc.	11,429	3,334
	Kinder Morgan Inc.	76,712	2,473
*	First Solar Inc.	9,278	1,873
	DT Midstream Inc.	8,601	1,127
	Devon Energy Corp.	22,858	1,109
	W&T Offshore Inc.	136,117	505
	Valero Energy Corp.	1,226	440
	Williams Cos. Inc.	5,422	407
	Phillips 66	1,106	273
	Antero Midstream Corp.	11,956	268
*	Par Pacific Holdings Inc.	1,330	106
*	REX American Resources Corp.	1,766	72
			30,785

		Shares	Market Value ($000)
Financials (8.1%)
*	Berkshire Hathaway Inc. Class B	12,781	6,442
	Loews Corp.	53,507	5,794
	Chubb Ltd.	16,090	5,448
	CME Group Inc.	15,746	4,495
*	Markel Group Inc.	1,592	2,870
	Willis Towers Watson plc	8,114	2,747
	Marsh & McLennan Cos. Inc.	9,187	1,744
	SEI Investments Co.	13,034	1,447
	US Bancorp	13,667	842
	White Mountains Insurance Group Ltd.	361	759
	Bank of America Corp. (XNYS)	11,086	687
	City Holding Co.	3,948	564
	Aflac Inc.	4,431	513
	Travelers Cos. Inc.	1,351	494
	Bank of NT Butterfield & Son Ltd.	6,402	377
	Orrstown Financial Services Inc.	8,120	339
	German American Bancorp Inc.	6,297	311
*	FB Bancorp Inc.	16,664	261
	W R Berkley Corp.	3,563	241
	CoastalSouth Bancshares Inc.	5,119	140
	Intercontinental Exchange Inc.	748	120
	Donegal Group Inc. Class A	5,976	114
	JPMorgan Chase & Co. (XNYS)	286	102
			36,851
Health Care (10.5%)
	Johnson & Johnson	28,040	7,454
	Royalty Pharma plc Class A	100,203	6,154
	Merck & Co. Inc.	33,882	5,006
	Ensign Group Inc.	28,304	4,876
	Quest Diagnostics Inc.	14,142	3,398
	Abbott Laboratories	24,108	2,661
	Encompass Health Corp.	18,863	2,268
	Medtronic plc	21,916	1,987
	Becton Dickinson & Co.	10,309	1,939
*	Innoviva Inc.	84,775	1,761
*	United Therapeutics Corp.	3,418	1,745
	STERIS plc	6,491	1,510
*	Revolution Medicines Inc.	6,754	1,388
	AbbVie Inc.	4,508	1,156
*	Indivior Pharmaceuticals Inc.	29,098	1,016
	HealthStream Inc.	28,839	838
*	Cogent Biosciences Inc.	23,110	809
	Chemed Corp.	1,088	564
*	Protagonist Therapeutics Inc.	3,289	486
*	Prestige Consumer Healthcare Inc.	7,246	375
	National HealthCare Corp.	1,617	350
*	Dianthus Therapeutics Inc.	1,272	134
*	Eton Pharmaceuticals Inc.	1,403	85
			47,960
Industrials (6.2%)
	AMETEK Inc.	22,991	5,407
	General Dynamics Corp.	13,910	5,166
	Cintas Corp.	22,082	4,456
*	Trimble Inc.	49,032	2,939
	RTX Corp.	11,162	2,319
*	Teledyne Technologies Inc.	3,419	2,096
	Veralto Corp.	10,740	1,059
*	Keysight Technologies Inc.	3,143	1,014
*	ACI Worldwide Inc.	13,238	705
	Ennis Inc.	31,041	662
	Lockheed Martin Corp.	1,041	584
	Parker-Hannifin Corp.	520	509
	Nordson Corp.	1,310	421
	Mastercard Inc. Class A	704	415
	Johnson Controls International plc	2,437	337
	Northrop Grumman Corp.	417	225
	Visa Inc. Class A (XNYS)	374	142
			28,456

		Shares	Market Value ($000)
Real Estate (5.3%)
	LTC Properties Inc.	109,722	4,424
	Realty Income Corp.	61,961	3,797
	Ventas Inc.	31,064	2,832
	Four Corners Property Trust Inc.	111,107	2,764
	Phillips Edison & Co. Inc.	65,204	2,520
	Agree Realty Corp.	30,172	2,180
	Simon Property Group Inc.	10,258	2,178
	Getty Realty Corp.	52,496	1,702
	Postal Realty Trust Inc. Class A	21,911	514
	InvenTrust Properties Corp.	15,744	509
	STAG Industrial Inc.	11,964	446
	Welltower Inc.	1,370	323
	EastGroup Properties Inc.	721	144
	Prologis Inc.	281	39
			24,372
Technology (29.4%)
	Roper Technologies Inc.	19,080	8,102
	Microsoft Corp.	14,498	7,355
	Texas Instruments Inc.	26,304	6,863
	Analog Devices Inc.	18,918	6,851
	Apple Inc.	21,490	6,809
	NVIDIA Corp.	28,687	6,334
	QUALCOMM Inc.	30,035	5,120
	Alphabet Inc. Class C	14,517	4,869
*	Cirrus Logic Inc.	44,215	4,842
*	Autodesk Inc.	18,349	4,744
*	Diebold Nixdorf Inc.	68,873	4,672
	Meta Platforms Inc. Class A	7,822	4,477
	Lam Research Corp.	13,151	3,965
	HP Inc.	126,742	3,805
	Skyworks Solutions Inc.	53,563	3,589
	Dolby Laboratories Inc. Class A	56,424	3,473
	Broadcom Inc.	9,130	3,381
*	PTC Inc.	20,863	3,249
*	Box Inc. Class A	83,476	2,987
	Universal Display Corp.	34,566	2,875
*	Qualys Inc.	15,417	2,870
	NVE Corp.	26,102	2,613
	Monolithic Power Systems Inc.	2,000	2,536
*	Cargurus Inc.	70,161	2,502
	NetApp Inc. (XNGS)	12,356	2,289
	Applied Materials Inc.	4,923	2,257
*	Workiva Inc.	25,605	2,048
	International Business Machines Corp.	8,025	1,877
*	Grindr Inc.	113,314	1,754
*	Fortinet Inc.	9,526	1,628
*	Yelp Inc.	69,633	1,556
	Dell Technologies Inc. Class C	3,086	1,407
*	Alarm.com Holdings Inc.	23,438	1,349
	Match Group Inc.	32,832	1,335
	KLA Corp.	6,770	1,188
*	Appfolio Inc. Class A	4,232	991
*	Tyler Technologies Inc.	2,490	927
*	Sprinklr Inc. Class A	90,478	743
*	Agilysys Inc.	5,915	689
	Teradyne Inc.	1,830	640
*	Yext Inc.	92,289	625
	A10 Networks Inc.	20,544	522
	Alphabet Inc. Class A	1,156	392
	Hewlett Packard Enterprise Co.	6,284	328
*	People Inc.	6,063	232
	Qnity Electronics Inc.	1,162	139
*	MACOM Technology Solutions Holdings Inc.	446	118
	Amdocs Ltd.	1,602	101
	Power Integrations Inc.	1,462	75
	Kulicke & Soffa Industries Inc.	748	60
			134,153

		Shares	Market Value ($000)
Telecommunications (6.4%)
	Verizon Communications Inc.	132,139	6,610
	AT&T Inc.	253,675	6,568
	Cisco Systems Inc.	57,763	6,382
	Motorola Solutions Inc.	7,581	3,679
	T-Mobile US Inc.	10,435	1,883
	IDT Corp. Class B	26,522	1,809
*	Vistance Networks Inc.	165,647	1,045
*	Ooma Inc.	32,974	746
	Spok Holdings Inc.	42,402	446
			29,168
Utilities (8.2%)
	Republic Services Inc.	25,478	5,629
	Duke Energy Corp.	40,067	4,804
	Southern Co.	53,427	4,702
	American Electric Power Co. Inc.	26,601	3,257
	Waste Management Inc.	14,003	3,066
	American States Water Co.	31,627	2,824
	CenterPoint Energy Inc.	56,212	2,226
	FirstEnergy Corp.	44,419	2,037
	Alliant Energy Corp.	16,710	1,136
	CMS Energy Corp.	16,486	1,122
	WEC Energy Group Inc.	10,150	1,078
	MGE Energy Inc.	13,541	1,052
	Consolidated Edison Inc.	9,573	1,024
	American Water Works Co. Inc.	5,786	800
	York Water Co.	22,363	762
	Atmos Energy Corp.	3,717	617
	Evergy Inc.	6,646	538
	Ameren Corp.	3,234	343
	IDACORP Inc.	1,440	196
			37,213
Total Common Stocks (Cost $401,430)			455,015
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 3.731% (Cost $1,106)	11,060	1,106
Total Investments (99.9%) (Cost $402,536)			456,121
Other Assets and Liabilities—Net (0.1%)			285
Net Assets (100%)			456,406
Cost is in $000.

*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $266.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $297 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2026	26	1,001	9
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2026, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.